Kurv Technology Titans Select ETF
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 73.9%		Shares	Value
Aerospace Product and Parts Manufacturing - 2.4%
RTX Corp. (a)		14,619	$ 3,036,805

Business Support Services - 2.5%
Uber Technologies, Inc. (a)(b)		42,528	3,217,243

Communications Equipment Manufacturing - 4.7%
Apple, Inc. (c)		18,780	5,950,443

Computer and Peripheral Equipment Manufacturing - 2.9%
Cisco Systems, Inc. (a)		20,378	2,251,565
Sandisk Corp. (b)		886	1,388,096
			3,639,661

Computer Systems Design and Related Services - 11.7%
Alphabet, Inc. - Class A (c)		43,414	14,732,541

Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers - 5.4%
Netflix, Inc. (a)(b)		51,388	4,164,998
Spotify Technology SA (a)(b)(d)		4,873	2,649,060
			6,814,058

Motor Vehicle Manufacturing - 2.9%
Tesla, Inc. (a)(b)		9,849	3,623,940

Other Miscellaneous Retailers - 10.8%
Amazon.com, Inc. (b)(c)		52,274	13,579,217

Semiconductor and Other Electronic Component Manufacturing - 24.6%
Advanced Micro Devices, Inc. (b)(c)		12,847	6,047,340
Applied Materials, Inc.		7,974	3,655,202
Broadcom, Inc. (a)(c)		21,887	8,105,631
Intel Corp. (b)(c)		77,525	6,939,263
Lam Research Corp.		7,088	2,136,961
NVIDIA Corp.		18,608	4,108,274
			30,992,671

Software Publishers - 2.0%
Microsoft Corp. (c)		4,873	2,472,024

Web Search Portals, Libraries, Archives, and Other Information Services - 4.0%
Meta Platforms, Inc. - Class A (a)(c)		8,853	5,066,926
TOTAL COMMON STOCKS (Cost $79,954,627)			93,125,529

PURCHASED OPTIONS - 3.0% (e)	Notional Amount	Contracts	Value
Call Options - 2.5%
Apple, Inc., Expiration: 09/18/2026; Exercise Price: $290.00	$7,541,030	238	676,151
Marvell Technology, Inc., Expiration: 09/18/2026; Exercise Price: $270.00	1,418,122	67	4,556
Micron Technology, Inc., Expiration: 09/18/2026; Exercise Price: $950.00	7,190,475	75	366,070
Microsoft Corp., Expiration: 09/18/2026; Exercise Price: $410.00	9,080,491	179	1,760,986
Nvidia Corp., Expiration: 09/18/2026; Exercise Price: $210.00	6,777,946	307	405,470

Total Call Options				3,213,233

Put Options - 0.5%
Broadcom, Inc., Expiration: 09/18/2026; Exercise Price: $330.00	1,111,020	30		10,875
Intel Corp., Expiration: 09/18/2026; Exercise Price: $110.00	1,611,180	180		374,400
Invesco QQQ Trust Series 1, Expiration: 09/18/2026; Exercise Price: $690.00	21,502,800	300		96,150
Micron Technology, Inc., Expiration: 09/18/2026; Exercise Price: $900.00	1,150,476	12		23,760
Roundhill Magnificent Seven ETF, Expiration: 12/18/2026; Exercise Price: $63.00	6,874,000	1,000		115,000
Total Put Options				620,185
TOTAL PURCHASED OPTIONS (Cost $4,422,115)				3,833,418

EXCHANGE TRADED FUNDS - 2.2% (f)		Shares		Value
Kurv Enhanced Short Maturity ETF		52,966		1,321,237
Kurv Yield Premium Strategy Google (GOOGL) ETF		17,378		620,047
Kurv Yield Premium Strategy Tesla (TSLA) ETF		50,558		770,033
TOTAL EXCHANGE TRADED FUNDS (Cost $3,183,523)				2,711,317

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 21.0% (a)(g)		Par		Value
3.44%, 09/03/2026		$8,100,000		8,098,382
3.61%, 12/24/2026		10,600,000		10,472,581
3.69%, 03/18/2027		8,000,000		7,834,388
TOTAL U.S. TREASURY BILLS (Cost $26,422,369)				26,405,351

MONEY MARKET FUNDS - 0.9%		Shares		Value
Fidelity Government Portfolio - Institutional Class, 3.56% (h)		1,071,783		1,071,783
TOTAL MONEY MARKET FUNDS (Cost $1,071,783)				1,071,783

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%		Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (h)		174,811		174,811
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $174,811)				174,811

TOTAL INVESTMENTS - 101.1% (Cost $115,229,228)				127,322,209
Liabilities in Excess of Other Assets - (1.1)%			(0.01058)	(1,333,036)
TOTAL NET ASSETS - 100.0%				$ 125,989,173

Percentages are stated as a percent of net assets.

(a)
All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2026 was $43,952,779 which represented 34.9% of net assets.

(b)	Non-income producing security.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $170,153.
(e)	100 shares per contract.
(f)	Affiliated security as defined by the Investment Company Act of 1940.
(g)	The rate shown is the annualized yield as of August 31, 2026.
(h)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Kurv Technology Titans Select ETF
Schedule of Written Options
August 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.7)% (a)	Notional Amount	Contracts	Value
Call Options - (0.1)%
Advanced Micro Devices, Inc., Expiration: 09/04/2026; Exercise Price: $510.00	$ (5,931,072)	(126)	$ (11,718)
Alphabet, Inc., Expiration: 09/04/2026; Exercise Price: $365.00	(7,126,350)	(210)	(2,520)
Amazon.com, Inc., Expiration: 09/04/2026; Exercise Price: $275.00	(6,624,135)	(255)	(5,610)
Broadcom, Inc., Expiration: 09/04/2026; Exercise Price: $410.00	(2,999,754)	(81)	(30,173)
Intel Corp., Expiration: 09/04/2026; Exercise Price: $105.00	(3,401,380)	(380)	(1,520)
Meta Platforms, Inc., Expiration: 09/04/2026; Exercise Price: $590.00	(2,174,892)	(38)	(11,590)
Micron Technology, Inc., Expiration: 09/04/2026; Exercise Price: $1,100.00	(5,752,380)	(60)	(3,060)
Total Call Options			(66,191)

Put Options - (0.6)%
Apple, Inc., Expiration: 09/18/2026; Exercise Price: $290.00	(7,541,030)	(238)	(15,065)
Invesco QQQ Trust Series 1, Expiration: 09/18/2026; Exercise Price: $620.00	(21,502,800)	(300)	(13,500)
Marvell Technology, Inc., Expiration: 09/18/2026; Exercise Price: $270.00	(1,418,122)	(67)	(391,447)
Micron Technology, Inc., Expiration: 09/18/2026; Exercise Price: $950.00	(7,190,475)	(75)	(296,836)
Microsoft Corp., Expiration: 09/18/2026; Exercise Price: $410.00	(9,080,491)	(179)	(2,420)
Nvidia Corp., Expiration: 09/18/2026; Exercise Price: $210.00	(6,777,946)	(307)	(65,554)
Total Put Options			(784,822)
TOTAL WRITTEN OPTIONS (Premiums received $3,991,568)			$ (851,013)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Kurv Technology Titans Select ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 93,125,529	$ –	$ –	$ 93,125,529
Purchased Options	–	3,833,418	–	3,833,418
Exchange Traded Funds	2,711,317	–	–	2,711,317
U.S. Treasury Bills	–	26,405,351	–	26,405,351
Money Market Funds	1,071,783	–	–	1,071,783
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	174,811
Total Investments	$ 96,908,629	$ 30,238,769	$ –	$ 127,322,209

Liabilities:
Investments:
Written Options	$ –	$ (851,013)	$ –	$ (851,013)
Total Investments	$ –	$ (851,013)	$ –	$ (851,013)

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Kurv Technology Titans Select ETF - Transactions with Affiliates
	Value as of May 31, 2026	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of August 31, 2026	Shares as of August 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
Kurv Enhanced Short Maturity ETF	$ –	$ 1,327,716	$ –	$ –	$ (6,479)	$ 1,321,237	52,966	$ 11,365	$ –
Kurv Yield Premium Strategy Google (GOOGL) ETF	695,854	62,849	–	–	(138,656)	620,047	17,378	22,495	–
Kurv Yield Premium Strategy Tesla (TSLA) ETF	933,771	78,034	–	–	(241,772)	770,033	50,558	47,707	–
	$ 1,629,625	$ 1,468,599	$ –	$ –	$ (386,907)	$ 2,711,317	120,902	$ 81,567	$ –